Annual Operating Expenses - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2022
Fidelity Advisor Worldwide Fund - Class A
Operating Expenses:
Management fee	0.73%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.21%
Fidelity Advisor Worldwide Fund - Class C
Operating Expenses:
Management fee	0.73%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	2.00%
Fidelity Advisor Worldwide Fund - Class M
Operating Expenses:
Management fee	0.73%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%
Total annual operating expenses	1.47%
Fidelity Advisor Worldwide Fund - Class I
Operating Expenses:
Management fee	0.73%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.94%
Fidelity Advisor Worldwide Fund - Class Z
Operating Expenses:
Management fee	0.73%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.81%